Term Loan (Tables)	12 Months Ended
Mar. 31, 2025
Short-Term Debt [Abstract]
Schedule of Atlantic term loans [Table Text Block]
	Term Loan 1	Term Loan 2	Total

Balance, March 31, 2023	$4,397	2,742	7,139
Interest	131	81	212
Repayment	(1,073)	(669)	(1,742)
Foreign exchange movement	(1)	-	(1)
Balance, March 31, 2024	3,454	2,154	5,608

Interest	134	81	215
Repayment	(1,234)	(767)	(2,001)
Foreign exchange movement	(163)	(101)	(264)
Balance, March 31, 2025	$2,191	1,367	3,558